Horizon Defensive Core Fund
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Aerospace & Defense - 0.6%
Axon Enterprise, Inc. (a)	758	$566,446
General Dynamics Corp.	1,968	638,754
Howmet Aerospace, Inc.	3,105	540,580
L3Harris Technologies, Inc.	1,914	531,365
TransDigm Group, Inc.	419	586,131
		2,863,276

Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	3,306	398,505
FedEx Corp.	1,665	384,731
United Parcel Service, Inc. - Class B	6,822	596,516
		1,379,752

Automobile Components - 0.1%
Aptiv PLC (a)	6,838	543,826

Automobiles - 2.4%
Ford Motor Co.	40,426	475,814
General Motors Co.	8,585	502,995
Tesla, Inc. (a)	30,743	10,264,166
		11,242,975

Banks - 3.6%
Bank of America Corp.	70,979	3,601,474
Fifth Third Bancorp	10,389	475,505
JPMorgan Chase & Co.	26,729	8,056,655
M&T Bank Corp.	2,283	460,390
PNC Financial Services Group, Inc.	2,938	609,459
Regions Financial Corp.	18,727	512,932
US Bancorp	11,807	576,536
Wells Fargo & Co.	29,932	2,459,812
		16,752,763

Beverages - 1.2%
Coca-Cola Co.	37,706	2,601,337
Constellation Brands, Inc. - Class A	2,177	352,543
Keurig Dr Pepper, Inc.	11,600	337,444
Monster Beverage Corp. (a)	6,856	427,883
PepsiCo, Inc.	11,864	1,763,584
		5,482,791

Biotechnology - 1.3%
AbbVie, Inc.	15,347	3,229,009
Biogen, Inc. (a)	2,943	389,123
Gilead Sciences, Inc.	10,183	1,150,373
Regeneron Pharmaceuticals, Inc.	811	470,948
Vertex Pharmaceuticals, Inc. (a)	2,177	851,251
		6,090,704

Broadline Retail - 4.7%
Amazon.com, Inc. (a)	95,341	21,833,089

Building Products - 0.3%
Builders FirstSource, Inc. (a)	3,217	446,134
Masco Corp.	5,812	426,543
Trane Technologies PLC	1,764	733,118
		1,605,795

Capital Markets - 1.8%
Blackrock, Inc.	1,349	1,520,512
Blackstone, Inc.	6,141	1,052,567
CBOE Global Markets, Inc.	1,783	420,699
CME Group, Inc.	2,820	751,558
FactSet Research Systems, Inc.	880	328,521
Intercontinental Exchange, Inc.	4,676	825,782
Moody's Corp.	1,384	705,508
MSCI, Inc.	706	400,810
Nasdaq, Inc.	5,313	503,354
S&P Global, Inc.	2,660	1,458,850
T. Rowe Price Group, Inc.	4,377	471,053
		8,439,214

Chemicals - 1.1%
Air Products & Chemicals, Inc.	1,609	473,223
Corteva, Inc.	6,398	474,668
DuPont de Nemours, Inc.	5,419	416,829
Ecolab, Inc.	2,074	574,581
Linde PLC	4,113	1,967,207
PPG Industries, Inc.	3,692	410,661
Sherwin-Williams Co.	1,914	700,199
		5,017,368

Commercial Services & Supplies - 0.7%
Cintas Corp.	3,057	642,062
Copart, Inc. (a)	7,128	347,918
Republic Services, Inc.	2,264	529,708
Rollins, Inc.	7,427	419,923
Veralto Corp.	4,113	436,759
Waste Management, Inc.	3,096	700,903
		3,077,273

Communications Equipment - 1.1%
Arista Networks, Inc. (a)	10,672	1,457,261
Cisco Systems, Inc.	35,341	2,441,710
F5, Inc. (a)	1,501	470,023
Motorola Solutions, Inc.	1,204	568,842
		4,937,836

Construction & Engineering - 0.1%
Quanta Services, Inc.	1,587	599,823

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	847	522,091
Vulcan Materials Co.	1,735	505,162
		1,027,253

Consumer Finance - 0.6%
American Express Co.	6,282	2,081,101
Synchrony Financial	7,695	587,436
		2,668,537

Consumer Staples Distribution & Retail - 2.6%
Costco Wholesale Corp.	3,918	3,695,928
Dollar Tree, Inc. (a)	5,276	575,981
Sysco Corp.	5,343	429,951
Target Corp.	3,809	365,588
Walmart, Inc.	70,815	6,867,638
		11,935,086

Containers & Packaging - 0.3%
Avery Dennison Corp.	2,254	386,899
Packaging Corp. of America	2,033	443,113
Smurfit WestRock PLC	9,008	426,619
		1,256,631

Distributors - 0.1%
Genuine Parts Co.	3,418	476,230

Diversified Telecommunication Services - 0.4%
AT&T, Inc.	60,516	1,772,514

Electric Utilities - 1.5%
American Electric Power Co., Inc.	3,699	410,663
Constellation Energy Corp.	2,440	751,471
Duke Energy Corp.	5,819	712,769
Edison International	6,824	383,031
Evergy, Inc.	5,858	417,441
Exelon Corp.	8,746	382,025
NextEra Energy, Inc.	16,941	1,220,599
NRG Energy, Inc.	4,175	607,713
PG&E Corp.	23,380	357,247
PPL Corp.	11,182	407,808
Southern Co.	8,407	775,966
Xcel Energy, Inc.	5,706	413,057
		6,839,790

Electrical Equipment - 0.5%
AMETEK, Inc.	2,343	432,986
Eaton Corp. PLC	3,322	1,159,843
Hubbell, Inc.	1,224	527,532
		2,120,361

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. - Class A	9,451	1,028,836
Keysight Technologies, Inc. (a)	2,684	438,646
TE Connectivity PLC	2,840	586,460
Teledyne Technologies, Inc. (a)	807	434,303
Trimble, Inc. (a)	6,197	500,842
Zebra Technologies Corp. - Class A (a)	1,413	448,048
		3,437,135

Energy Equipment & Services - 0.2%
Baker Hughes & GE Co., Class A	9,115	413,821
Halliburton Co.	15,854	360,361
Schlumberger, Ltd.	9,601	353,701
		1,127,883

Entertainment - 1.7%
Electronic Arts, Inc.	2,768	475,957
Live Nation Entertainment, Inc. (a)	3,076	512,123
Netflix, Inc. (a)	4,095	4,947,784
Walt Disney Co.	16,049	1,899,881
		7,835,745

Financial Services - 4.9%
Berkshire Hathaway, Inc. - Class B (a)	20,232	10,176,291
Corpay, Inc. (a)	1,153	375,498
Global Payments, Inc.	4,100	364,162
MasterCard, Inc. - Class A	8,362	4,977,815
PayPal Holdings, Inc. (a)	7,679	538,989
Visa, Inc. - Class A	17,957	6,316,913
		22,749,668

Food Products - 0.6%
Archer-Daniels-Midland Co.	8,414	527,053
General Mills, Inc.	6,686	329,820
Hershey Co.	2,360	433,650
McCormick & Co., Inc.	4,897	344,602
Mondelez International, Inc. - Class A	9,723	597,381
Tyson Foods, Inc., - Class A	6,341	360,042
		2,592,548

Gas Utilities - 0.1%
Atmos Energy Corp.	2,604	432,603

Ground Transportation - 0.9%
CSX Corp.	13,717	445,940
JB Hunt Transport Services, Inc.	2,735	396,548
Old Dominion Freight Line, Inc.	2,428	366,555
Uber Technologies, Inc. (a)	18,242	1,710,187
Union Pacific Corp.	5,070	1,133,500
		4,052,730

Health Care - 0.0%(b)
ABIOMED INC (a)(c)	239	0

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	14,598	1,936,571
Becton Dickinson & Co.	2,055	396,574
Boston Scientific Corp. (a)	12,772	1,347,446
Cooper Cos., Inc. (a)	4,878	328,753
Dexcom, Inc. (a)	6,009	452,718
Edwards Lifesciences Corp. (a)	5,602	455,667
Hologic, Inc. (a)	6,532	438,428
IDEXX Laboratories, Inc. (a)	954	617,324
Insulet Corp. (a)	1,535	521,716
Intuitive Surgical, Inc. (a)	3,202	1,515,491
Medtronic PLC	10,318	957,613
ResMed, Inc.	1,812	497,412
STERIS PLC	1,774	434,736
Stryker Corp.	3,164	1,238,421
Zimmer Biomet Holdings, Inc.	3,564	378,140
		11,517,010

Health Care Providers & Services - 0.4%
Elevance Health, Inc.	1,774	565,285
HCA Healthcare, Inc.	1,826	737,631
Quest Diagnostics, Inc.	2,366	429,760
		1,732,676

Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc. - Class A (a)	5,058	660,221
Booking Holdings, Inc.	289	1,618,125
Chipotle Mexican Grill, Inc. (a)	9,662	407,157
Darden Restaurants, Inc.	1,939	401,257
Domino's Pizza, Inc.	865	396,429
Expedia Group, Inc.	2,440	524,112
Hilton Worldwide Holdings, Inc.	1,783	492,215
Las Vegas Sands Corp.	10,273	592,033
McDonald's Corp.	6,282	1,969,658
Starbucks Corp.	9,178	809,408
Yum! Brands, Inc.	2,545	374,039
		8,244,654

Household Durables - 0.4%
DR Horton, Inc.	3,182	539,285
Garmin, Ltd.	1,873	452,929
Lennar Corp., - Class A	3,526	469,452
NVR, Inc. (a)	50	405,882
		1,867,548

Household Products - 1.0%
Church & Dwight Co., Inc.	3,644	339,475
Clorox Co.	2,722	321,740
Colgate-Palmolive Co.	5,892	495,340
Kimberly-Clark Corp.	2,811	363,013
Procter & Gamble Co.	20,794	3,265,490
		4,785,058

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	3,404	643,730

Industrial Conglomerates - 0.3%
Honeywell International, Inc.	5,466	1,199,787

Insurance - 1.6%
Allstate Corp.	1,930	392,658
Aon PLC - Class A	1,650	605,550
Arch Capital Group Ltd.	4,205	384,884
Brown & Brown, Inc.	3,237	313,827
Chubb Ltd.	3,213	883,800
Cincinnati Financial Corp.	2,740	420,864
Erie Indemnity Co. - Class A	964	341,622
Everest Group Ltd.	1,103	377,094
Hartford Insurance Group, Inc.	3,251	430,140
Marsh & McLennan Cos., Inc.	3,931	809,039
Progressive Corp.	4,805	1,187,123
Travelers Cos., Inc.	1,559	423,284
Willis Towers Watson PLC	1,188	388,227
WR Berkley Corp.	5,680	407,199
		7,365,311

Interactive Media & Services - 8.7%
Alphabet, Inc. - Class A	102,924	21,913,549
Meta Platforms, Inc. - Class A	25,047	18,502,219
		40,415,768

IT Services - 0.1%
VeriSign, Inc.	1,560	426,457

Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	3,480	437,297
Danaher Corp.	6,256	1,287,610
IQVIA Holdings, Inc. (a)	2,299	438,672
Mettler-Toledo International, Inc. (a)	342	444,956
Thermo Fisher Scientific, Inc.	3,409	1,679,682
Waters Corp. (a)	1,098	331,376
West Pharmaceutical Services, Inc.	1,801	444,757
		5,064,350

Machinery - 1.6%
Caterpillar, Inc.	4,251	1,781,339
Cummins, Inc.	1,294	515,581
Dover Corp.	2,292	409,947
Fortive Corp.	5,501	263,278
IDEX Corp.	2,222	365,519
Illinois Tool Works, Inc.	2,242	593,345
Ingersoll Rand, Inc.	5,060	401,916
PACCAR, Inc.	4,147	414,617
Parker-Hannifin Corp.	1,031	782,890
Pentair PLC	4,628	497,649
Snap-on, Inc.	1,194	388,337
Wabtec Corp.	2,209	427,441
Xylem, Inc.	3,371	477,199
		7,319,058

Media - 0.5%
Comcast Corp. - Class A	32,170	1,092,815
Fox Corp. - Class A	7,212	430,557
News Corp., - Class A	14,898	438,150
Omnicom Group, Inc.	5,037	394,548
		2,356,070

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	10,960	486,624
Newmont Goldcorp Corp.	8,249	613,726
Nucor Corp.	3,341	496,907
Steel Dynamics, Inc.	3,231	423,002
		2,020,259

Multi-Utilities - 0.4%
Ameren Corp.	4,001	399,220
CMS Energy Corp.	5,368	384,188
Consolidated Edison, Inc.	3,644	357,950
DTE Energy Co.	2,922	399,291
WEC Energy Group, Inc.	3,687	392,702
		1,933,351

Oil, Gas & Consumable Fuels - 1.8%
ConocoPhillips	10,353	1,024,636
Coterra Energy, Inc.	13,857	338,665
Devon Energy Corp.	10,761	388,472
Diamondback Energy, Inc.	2,507	372,941
EOG Resources, Inc.	4,074	508,517
Exxon Mobil Corp.	39,575	4,523,027
Targa Resources Corp.	2,022	339,211
Texas Pacific Land Corp.	303	282,845
Williams Cos., Inc.	9,031	522,714
		8,301,028

Passenger Airlines - 0.1%
United Airlines Holdings, Inc. (a)	6,127	643,335

Pharmaceuticals - 2.8%
Eli Lilly & Co.	8,955	6,560,254
Johnson & Johnson	22,404	3,969,317
Merck & Co., Inc.	22,146	1,862,921
Zoetis, Inc.	3,254	508,926
		12,901,418

Professional Services - 0.5%
Automatic Data Processing, Inc.	3,314	1,007,622
Broadridge Financial Solutions, Inc.	1,650	421,773
Leidos Holdings, Inc.	3,000	542,760
Verisk Analytics, Inc.	1,349	361,694
		2,333,849

Real Estate - 1.9%
Alexandria Real Estate Equities, Inc.	4,411	363,643
American Tower Corp.	3,544	722,444
AvalonBay Communities, Inc.	1,881	368,394
Equinix, Inc.	752	591,215
Equity Residential	5,654	373,842
Essex Property Trust, Inc.	1,314	355,056
Extra Space Storage, Inc.	2,725	391,255
Healthpeak Properties, Inc.	19,981	358,459
Invitation Homes, Inc.	11,660	364,841
Kimco Realty Corp.	19,046	428,345
Mid-America Apartment Communities, Inc.	2,417	352,447
Prologis, Inc.	7,392	841,062
Public Storage	1,350	397,697
Regency Centers Corp.	5,485	397,663
SBA Communications Corp.	1,830	374,875
Simon Property Group, Inc.	2,428	438,642
UDR, Inc.	8,966	354,785
VICI Properties, Inc.	12,483	421,676
Welltower, Inc.	4,954	833,659
		8,730,000

Real Estate Management & Development - 0.2%
CBRE Group, Inc. - Class A (a)	3,105	503,383
CoStar Group, Inc. (a)	5,098	456,220
		959,603

Semiconductors & Semiconductor Equipment - 14.2%
Advanced Micro Devices, Inc. (a)	15,063	2,449,696
Applied Materials, Inc.	7,013	1,127,410
Broadcom, Inc.	47,228	14,045,135
KLA Corp.	1,094	953,968
Lam Research Corp.	10,795	1,081,119
Micron Technology, Inc.	9,433	1,122,621
Monolithic Power Systems, Inc.	697	582,525
NVIDIA Corp.	238,984	41,626,233
NXP Semiconductors NV	2,152	505,397
QUALCOMM, Inc.	9,933	1,596,531
Teradyne, Inc.	4,939	583,988
		65,674,623

Software - 12.2%
Adobe, Inc. (a)	3,918	1,397,551
Autodesk, Inc. (a)	1,531	481,806
Cadence Design Systems, Inc. (a)	2,093	733,450
Crowdstrike Holdings, Inc. - Class A (a)	2,018	855,027
Fair Isaac Corp. (a)	218	331,717
Fortinet, Inc. (a)	6,084	479,237
Intuit, Inc.	2,405	1,604,135
Microsoft Corp.	70,812	35,879,732
Oracle Corp.	26,981	6,101,213
Palantir Technologies, Inc. - Class A (a)	22,641	3,548,071
Roper Technologies, Inc.	745	392,101
Salesforce, Inc.	8,961	2,296,256
ServiceNow, Inc. (a)	1,856	1,702,806
Synopsys, Inc. (a)	1,180	712,154
		56,515,256

Specialty Retail - 1.6%
Home Depot, Inc.	8,933	3,633,676
O'Reilly Automotive, Inc. (a)	6,193	642,090
Ross Stores, Inc.	3,110	457,668
TJX Cos., Inc.	9,172	1,252,987
Tractor Supply Co.	7,337	453,133
Ulta Beauty, Inc. (a)	1,076	530,177
Williams-Sonoma, Inc.	2,545	478,944
		7,448,675

Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	138,328	32,111,462
NetApp, Inc.	4,520	509,811
Super Micro Computer, Inc. (a)	11,578	480,950
		33,102,223

Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (a)	3,572	427,318
Lululemon Athletica, Inc. (a)	1,413	285,709
Nike, Inc. - Class B	12,054	932,618
		1,645,645

Tobacco - 0.7%
Altria Group, Inc.	12,924	868,622
Philip Morris International, Inc.	13,425	2,243,720
		3,112,342

Trading Companies & Distributors - 0.3%
Fastenal Co.	10,452	519,046
United Rentals, Inc.	643	614,927
WW Grainger, Inc.	404	409,454
		1,543,427

Water Utilities - 0.1%
American Water Works Co., Inc.	2,733	392,213

Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc.	10,115	2,548,879
TOTAL COMMON STOCKS (Cost $403,166,946)		462,934,802

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 4.22%(d)	646,364	646,364
TOTAL MONEY MARKET FUNDS (Cost $646,364)		646,364

TOTAL INVESTMENTS - 100.0% (Cost $403,813,310)		463,581,166
Liabilities in Excess of Other Assets - (0.0)%		(146,730)
TOTAL NET ASSETS - 100.0%		$463,434,436
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2025.

(d)	The rate shown represents the 7-day annualized yield as of August 31, 2025.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Horizon Defensive Core Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$462,934,802	$–	$0	$462,934,802
Money Market Funds	646,364	–	–	646,364
Total Investments	$463,581,166	$–	$0	$463,581,166

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.